UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS INFLATION

MANAGEMENT FUND

FORM N-Q

JULY 31, 2007

LEGG MASON PARTNERS INFLATION MANAGEMENT FUND

Schedule of Investments (unaudited)	July 31, 2007

FACE AMOUNT†		SECURITY	VALUE
SOVEREIGN BONDS - 52.8%
Australia - 2.6%
510,000	AUD	Australia Government, Bonds, 4.000% due 8/20/20 (a)	$663,259

Canada - 3.0%
613,180	CAD	Government of Canada, Bonds, 4.000% due 12/1/31 (a)	782,678

France - 12.7%
		Government of France:
71,310	EUR	1.800% due 7/25/40 (a)	89,629
		Bonds, Series OATe:
998,251	EUR	3.000% due 7/25/12 (a)	1,414,625
714,838	EUR	3.150% due 7/25/32 (a)	1,157,768
1,460,000	EUR	Zero coupon bond to yield 3.889% due 10/25/32 (a)	644,995

		Total France	3,307,017

Germany - 2.8%
568,590	EUR	Bundesrepublik Deutschland, Series I/L, 1.536% due 4/15/16 (a)	733,076

Japan - 4.2%
130,738,000	JPY	Government of Japan CPI Linked Bond, Series 9, 1.100% due 9/10/16 (a)	1,081,921

Sweden - 3.4%
4,170,000	SEK	Government of Sweden, Bonds, Series 3104, 3.960% due 12/1/28 (a)	893,530

United Kingdom - 24.1%
		United Kingdom Treasury Gilt:
		Bonds:
50,000	GBP	2.500% due 5/20/09 (a)	263,908
28,000	GBP	4.250% due 6/7/32 (a)	53,473
		Series 8MO:
330,000	GBP	6.780% due 8/23/11 (a)	1,835,774
275,000	GBP	6.120% due 4/16/20 (a)	1,466,429
362,000	GBP	6.296% due 7/22/30 (a)	1,702,384
386,233	GBP	Series 3MO, 1.250% due 11/22/55 (a)	922,338

		Total United Kingdom	6,244,306

		TOTAL SOVEREIGN BONDS (Cost - $13,210,930)	13,705,787

CORPORATE BONDS & NOTES - 6.5%
Capital Markets - 2.5%
150,000		Kaupthing Bank HF, Subordinated Notes, 7.125% due 5/19/16 (a)(b)	159,812
500,000		Lehman Brothers Holdings Inc., Medium-Term Notes, Series G, 3.480% due 9/28/07 (a)(c)	499,200

		Total Capital Markets	659,012

Commercial Banks - 0.9%
100,000		Glitnir Banki HF, Subordinated Notes, 6.693% due 6/15/16 (a)(b)(c)	103,579
100,000	EUR	Unicredito Italiano Capital Trust III, 4.028% due 10/27/15 (c)(d)	121,690

		Total Commercial Banks	225,269

Diversified Financial Services - 1.4%
100,000	EUR	Fortis Hybrid Financing, 5.125% due 6/20/16 (a)(c)(d)	130,118
100,000	EUR	MUFG Capital Finance 4 Ltd., Junior Subordinated, 5.271% due 1/25/17 (a)(c)(d)	128,040
50,000	GBP	Network Rail Infrastructure Finance PLC, Medium Term Notes, 1.375% due 11/22/37 (a)	101,313

		Total Diversified Financial Services	359,471

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INFLATION MANAGEMENT FUND

Schedule of Investments (unaudited) (continued)	July 31, 2007

FACE AMOUNT†		SECURITY	VALUE
Diversified Telecommunication Services - 0.4%
50,000	GBP	Telefonica Emisones SAU, 5.375% due 2/2/18 (a)	$91,816

Insurance - 1.0%
200,000	EUR	ELM BV, 5.252% due 5/25/16 (a)(c)(d)	258,137

Thrifts & Mortgage Finance - 0.3%
		Countrywide Financial Corp.:
70,000		6.250% due 5/15/16 (a)	65,930
20,000		Medium-Term Notes, 5.800% due 6/7/12 (a)	19,248

		Total Thrifts & Mortgage Finance	85,178

		TOTAL CORPORATE BONDS & NOTES (Cost - $1,694,092)	1,678,883

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 2.0%
U.S. Government Obligation - 2.0%
390,000		U.S. Treasury Bonds, 6.250% due 8/15/23 (a)	442,376
160,000		U.S. Treasury Strip Principal (STRIPS), zero coupon bond to yield 5.530% due 11/15/21 (a)	77,695

		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $506,479)	520,071

U.S. TREASURY INFLATION PROTECTED SECURITIES - 32.6%
		U.S. Treasury Bonds, Inflation Indexed:
3,064,275		3.000% due 7/15/12 (a)	3,146,149
1,648,955		2.375% due 1/15/25 (a)	1,630,019
324,731		2.000% due 1/15/26 (a)	302,888
185,573		2.375% due 1/15/27 (a)	183,775
746,173		3.875% due 4/15/29 (a)	928,869
		U.S. Treasury Notes, Inflation Indexed:
126,773		3.875% due 1/15/09 (a)(e)	128,447
1,042,587		0.875% due 4/15/10 (a)	993,634
275,674		2.000% due 1/15/14 (a)	267,921
675,081		1.625% due 1/15/15 (a)	636,053
240,930		2.000% due 1/15/16 (a)	232,271

		TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $8,542,791)	8,450,026

Contracts
PURCHASED OPTIONS - 0.3%
14		Eurodollar Futures, Call @ $94.50, expires 9/07	7,875
27		Eurodollar Futures, Call @ $95.00, expires 12/07	7,763
27		Eurodollar Futures, Call @ $95.00, expires 3/08	16,537
24		Eurodollar Futures, Call @ $95.00, expires 9/07	750
43		U.S. Treasury Notes 10 Year Futures, Call @ $106, expires 8/07	59,125

		TOTAL PURCHASED OPTIONS (Cost - $41,056)	92,050

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $23,995,348)	24,446,817

FACE AMOUNT
SHORT-TERM INVESTMENT - 3.5%
Repurchase Agreement - 3.5%
$894,000		Nomura Securities International Inc. repurchase agreement dated 7/31/07, 5.250% due 8/1/07; Proceeds at maturity - $894,130; (Fully collateralized by U.S. government agency obligation 4.750% due 11/17/15; Market value - $912,422) (Cost - $894,000) (a)	894,000

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INFLATION MANAGEMENT FUND

Schedule of Investments (unaudited) (continued)	July 31, 2007

FACE AMOUNT†	SECURITY	VALUE
	TOTAL INVESTMENTS - 97.7% (Cost - $24,889,348#)	$25,340,817
	Other Assets in Excess of Liabilities - 2.3%	608,944

	TOTAL NET ASSETS - 100.0%	$25,949,761

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	All or a portion of this security is segregated for open futures contracts, written options and foreign currency contracts.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2007.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CPI	— Consumer Price Index
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
SEK	— Swedish Krona
STRIPS	— Separate Trading of Registered Interest and Principal Securities

Schedule of Options Written (unaudited)

Contracts	Security	Expiration Date	Strike Price	Value
4	Eurodollar Futures, Call	9/15/07	$95.50	$25
27	Eurodollar Futures, Call	3/17/08	95.00	16,537
43	U.S. Treasury Notes 10 Year Futures, Call	8/24/07	107.00	27,547

	TOTAL OPTIONS WRITTEN (Premiums received - $14,811)			$44,109

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Inflation Management Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 16, 2007, the Fund was a separate non-diversified fund of Legg Mason Partners World Funds, Inc. a Maryland Corporation, registered under the 1940 Act.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over the counter market, and are valued at the mean between the last quoted bid and the asked price as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio, to the extent permitted by its investment policies and objectives. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin”, are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Stripped Securities. The Fund invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

Notes to Schedule of Investments (unaudited) (continued)

(e) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(f) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

Forward foreign currency contracts involve elements of market risk. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(g) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(h) Foreign risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(i) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$714,805
Gross unrealized depreciation	(263,336)

Net unrealized appreciation	$451,469

Notes to Schedule of Investments (unaudited) (continued)

During the period ended July 31, 2007, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Options written, outstanding October 31, 2006	—	—
Options written	101	$21,332
Options closed	(14)	(3,539)
Options expired	(13)	(2,982)

Options written, outstanding July 31, 2007	74	$14,811

At July 31, 2007, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
EURIBOR	20	9/07	$5,605	$16,968	$11,363
EURIBOR	20	9/07	26,583	9,084	(17,499)
Federal Republic of Germany 10 Year Bonds	14	9/07	8,350	20,348	11,998
LIBOR	6	9/07	1,264	76	(1,188)
LIBOR	182	12/07	54,978	—	(54,978)
LIBOR	33	3/08	5,975	7,560	1,585
LIBOR	19	3/08	5,939	121	(5,818)
LIBOR	17	6/08	4,448	433	(4,015)

					$(58,552)

Contracts to Sell:
EURIBOR	20	9/07	$16,848	$33,936	$(17,088)
Federal Republic of Germany 10 Year Bonds	14	9/07	2,145,507	2,164,360	(18,853)
Federal Republic of Germany 10 Year Bonds	14	9/07	3,112	9,598	(6,486)
Japan Government Bonds 10 Year	1	9/07	1,116,731	1,117,499	(768)
LIBOR	37	12/07	1,149	—	1,149
U.S. Treasury Bonds	4	9/07	428,480	440,250	(11,770)

					$(53,816)

Net Unrealized Loss on Open Futures Contracts					$(112,368)

At July 31, 2007, The Fund had the following open forward foreign currency contracts as described below:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain (Loss)
Contracts to Buy:
Australian Dollar	47,562	$40,862	8/8/07	$862
Australian Dollar	1,012,619	869,971	8/8/07	(23,767)
Canadian Dollar	406,823	381,802	8/8/07	(7,502)
Euro	2,285,351	3,134,465	8/8/07	27,690
Euro	170,000	233,163	8/8/07	1,589
Japanese Yen	167,201,547	1,404,838	8/8/07	(20,580)
Pound Sterling	36,535	74,386	8/8/07	2,386
Pound Sterling	650,665	1,324,767	8/8/07	(17,556)
Swedish Krona	6,069,437	904,139	8/8/07	4,963
Swedish Krona	1,563,082	232,846	8/8/07	(2,629)
Euro	170,000	233,773	11/7/07	(1,628)
Euro	1,436,083	1,974,809	11/7/07	(14,641)
Japanese Yen	145,312,827	1,234,851	11/7/07	15,088
Pound Sterling	200,000	406,577	11/7/07	2,450
Swedish Krona	3,269,437	488,892	11/7/07	(5,915)

				$(39,190)

Contracts to Sell:
Australian Dollar	1,060,182	$910,833	8/8/07	$(39,364)
Canadian Dollar	155,397	145,840	8/8/07	(6,844)
Canadian Dollar	251,427	235,963	8/8/07	(963)
Euro	500,000	685,773	8/8/07	(5,698)
Euro	236,363	324,183	8/8/07	(4,183)
Euro	112,904	154,854	8/8/07	(854)
Euro	170,000	233,163	8/8/07	1,607
Euro	1,436,083	1,969,655	8/8/07	14,438
Japanese Yen	21,888,720	183,910	8/8/07	(3,910)
Japanese Yen	145,312,827	1,220,928	8/8/07	(15,012)
Pound Sterling	25,000	50,900	8/8/07	(861)
Pound Sterling	116,188	236,561	8/8/07	(4,766)
Pound Sterling	269,615	548,941	8/8/07	(13,942)
Pound Sterling	106,397	216,626	8/8/07	(4,626)
Pound Sterling	105,000	213,782	8/8/07	(7,137)
Pound Sterling	65,000	132,341	8/8/07	(2,893)
Swedish Krona	2,800,000	417,105	8/8/07	376
Swedish Krona	1,563,082	232,846	8/8/07	(1,272)
Swedish Krona	3,269,437	487,035	8/8/07	5,796
Australian Dollar	1,012,619	867,394	11/7/07	24,066
Canadian Dollar	406,823	382,404	11/7/07	7,512
Japanese Yen	26,880,000	228,423	11/7/07	434
Pound Sterling	650,665	1,322,730	11/7/07	17,459
Swedish Krona	1,563,082	233,734	11/7/07	2,680

				$(37,957)

Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(77,147)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 26, 2007

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: September 26, 2007